Basis of Presentation and Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Non-compete Agreements	Dec. 31, 2012 Acquired trade names Minimum [Member]	Dec. 31, 2012 Acquired trade names Maximum [Member]	Dec. 31, 2012 Acquired intangible assets	Dec. 31, 2012 Hilb Rogal and Hobbs Company [Member] Acquired client relationships Minimum [Member]	Dec. 31, 2012 Hilb Rogal and Hobbs Company [Member] Acquired client relationships Maximum [Member]
Goodwill [Line Items]
Depreciation on Buildings and Long Leaseholds, Term		50 years
Depreciation on Furniture and Equipment, Term					3 years	10 years
Threshold for Amortization of Gain Loss on Defined Benefit Plan, Percent		10.00%
Finite-Lived Intangible Asset, Useful Life							5 years	3 years	4 years	10 years	10 years	20 years
Basis of presentation and significant accounting policies (Textual) [Abstract]
Depreciation on buildings and long leaseholds		calculated over the lesser of 50 years or the lease term.
Depreciation on furniture and equipment		calculated based on a range of 3 to 10 years.
Goodwill impairment charge	$ (492)	$ (492)	$ 0	$ 0
Equity ownership		Company has an equity ownership in the voting stock of the investee between 20 and 50 percent
Tax benefit		greater than 50 percent likely to be realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts.
Amortization of gains or losses over the average remaining service period of the employees		If such gains or losses exceed ten percent of the greater of plan assets or plan liabilities